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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21409

                  Pioneer Municipal High Income Advantage Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
Pioneer Municipal High

                     Income Advantage Trust

                                 | December 31, 2012

Ticker Symbols:  MAV

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 TAX EXEMPT OBLIGATIONS -  137.9% of Net Assets

 Alabama - 1.5%

   2,500,000

 B-/B2

 Alabama Industrial Development Authority Solid Waste Disposal Revenue, 6.45%, 12/1/23

 $ 2,495,950

   2,500,000

 NR/NR

 Huntsville-Redstone Village Special Care Facilities Financing Authority Nursing Home Revenue, 5.5%, 1/1/43

   2,397,375

 $ 4,893,325

 Arizona - 3.2%

   5,000,000

 NR/NR

 Casa Grande Industrial Development Authority Hospital Revenue, 7.625%, 12/1/29

 $ 5,193,550

   1,487,000

 NR/Baa3

 Pima County Industrial Development Authority, 6.75%, 7/1/31

   1,493,469

   2,640,000

 NR/NR

 Pima County Industrial Development Authority, 7.0%, 1/1/38

   2,737,627

   1,000,000

 NR/NR

 San Luis Facility Development Corp., 7.25%, 5/1/27

   958,690

 $ 10,383,336

 California - 19.8%

   11,990,000

 CCC/NR

 California County Tobacco Securitization Agency Revenue, 5.25%, 6/1/46

 $ 8,733,156

   1,450,000

 NR/NR

 California Enterprise Development Authority Recovery Zone Facility Revenue, 8.5%, 4/1/31

   1,674,793

   5,000,000

 NR/Baa3

 California Pollution Control Financing Authority, 5.0%, 7/1/37

   5,181,150

   2,425,000

 A-/A1

 California State General Obligation Various Purpose, 5.75%, 4/1/31

   2,861,379

   757,342(a)

 NR/NR

 California Statewide Communities Development Authority Environmental Facilities Revenue, 9.0%, 12/1/38

   6,695

   4,000,000

 BB/NR

 California Statewide Communities Development Authority Revenue Higher Education Revenue, 7.25%, 10/1/38 (144A)

   4,019,080

   2,680,000(b)

 AA+/Aaa

 Golden State Tobacco Securitization Corp., 6.75%, 6/1/39

   2,752,789

   3,140,000

 AA-/WR

 Lehman Municipal Trust Receipts Revenue, RIB, 10.946%, 9/20/28 (144A)

   4,179,654

   8,575,000(c)

 AA-/NR

 Lehman Municipal Trust Receipts, GO, 10.853%, 7/28/31

   10,582,150

   1,500,000

 A-/NR

 Madera Irrigation Financing Authority Water Revenue, 6.25%, 1/1/31

   1,729,995

   1,500,000

 A-/NR

 Madera Irrigation Financing Authority Water Revenue, 6.5%, 1/1/40

   1,721,070

   2,500,000

 A-/A2

 San Jose California Airport Revenue, 5.0%, 3/1/37

   2,637,150

   7,000,000

 B-/Caa1

 Tobacco Securitization Authority of Northern California, Revenue, 5.375%, 6/1/38

   6,144,250

   10,500,000

 AA-/NR

 University of California, RIB, 11.163%, 5/15/32

   11,319,945

 $ 63,543,256

 Colorado - 0.3%

   1,000,000

 NR/NR

 Kremmling Memorial Hospital District Certificate of Participation, 7.125%, 12/1/45

 $ 1,114,240

 Connecticut - 0.3%

   1,000,000

 NR/NR

 Hamden Connecticut Facility Revenue, 7.75%, 1/1/43

 $ 1,098,240

 District of Colombia - 3.1%

   2,700,000

 BBB/Baa1

 District of Columbia Tobacco Settlement Financing Corp., 6.5%, 5/15/33

 $ 3,156,354

   6,825,000

 BBB/Baa1

 District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15/40

   6,893,318

 $ 10,049,672

 Florida - 4.7%

   1,500,000

 NR/NR

 Alachua County Health Facilities Authority Revenue, 8.125%, 11/15/41

 $ 1,760,700

   1,500,000

 NR/NR

 Alachua County Health Facilities Authority Revenue, 8.125%, 11/15/46

   1,760,700

   500,000

 NR/B1

 Capital Trust Agency Revenue Bonds, 7.75%, 1/1/41

   563,410

   1,000,000

 NR/NR

 Florida Development Finance Corp., Educational Facilities Revenue, 6.0%, 9/15/40

   1,083,150

   2,000,000

 NR/NR

 Florida Development Finance Corp., Educational Facilities Revenue, 7.625%, 6/15/41

   2,338,420

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Florida - (continued)

   1,000,000

 NR/NR

 Florida Development Finance Corp., Educational Facilities Revenue, 7.75%, 6/15/42

 $   1,135,790

   1,980,000

 NR/NR

 Hillsborough County Industrial Development Authority, 6.75%, 7/1/29

   1,981,762

   1,000,000(b)

 NR/WR

 Hillsborough County Industrial Development Authority Revenue, 8.0%, 8/15/32

   1,419,020

   2,500,000

 A/A2

 Miami-Dade County Florida Aviation Revenue, 5.5%, 10/1/41

   2,849,700

 $ 14,892,652

 Georgia - 4.3%

   5,210,000

 AA-/WR

 Atlanta Georgia Water and Wastewater Revenue, RIB, 10.946%, 1/30/13 (144A)

 $ 5,998,742

   1,000,000

 B-/NR

 Clayton County Development Authority Revenue, 9.0%, 6/1/35

   1,122,930

   900,000

 NR/NR

 DeKalb County Georgia Hospital Authority Revenue, 6.0%, 9/1/30

   1,064,709

   750,000

 NR/NR

 DeKalb County Georgia Hospital Authority Revenue, 6.125%, 9/1/40

   878,587

   3,360,000

 NR/NR

 Fulton County Residential Care Facilities for the Elderly Authority, 7.0%, 7/1/29

   2,998,867

   1,650,000

 NR/NR

 Savannah Georgia Economic Development Authority Revenue, 7.4%, 1/1/34

   1,690,343

 $ 13,754,178

 Guam - 1.8%

   1,000,000

 B/NR

 Guam Government of Department Education Certificates of Participation, 6.625%, 12/1/30

 $ 1,093,660

   4,400,000(b)

 AA+/B2

 Northern Mariana Islands, 6.75%, 10/1/33

   4,602,136

 $ 5,695,796

 Idaho - 1.1%

   2,000,000

 A-/Baa1

 Power County Industrial Development Corp., Revenue, 6.45%, 8/1/32

 $ 2,003,300

   1,500,000

 A-/Baa1

 Power County Pollution Control Revenue, 5.625%, 10/1/14

   1,501,425

 $ 3,504,725

 Illinois - 6.6%

   1,000,000

 NR/Baa2

 City of Country Club Hills, GO, 5.0%, 12/1/31

 $ 1,041,330

   45,000

 NR/NR

 Illinois Finance Authority, 7.0%, 11/15/17

   44,940

   165,000

 NR/NR

 Illinois Finance Authority, 7.0%, 11/15/27

   164,776

   1,450,000

 A+/A1

 Illinois Finance Authority Revenue, 5.5%, 4/1/39

   1,600,321

   1,605,000

 AA-/Aa3

 Illinois Finance Authority Revenue, 6.0%, 8/15/25

   1,704,687

   1,000,000(a)

 NR/NR

 Illinois Finance Authority Revenue, 6.0%, 11/15/27

   350,000

   280,000

 BBB+/NR

 Illinois Finance Authority Revenue, 6.0%, 8/15/38

   317,176

   2,000,000

 AA+/Aa2

 Illinois Finance Authority Revenue, 6.0%, 8/15/39

   2,340,820

   2,500,000

 NR/NR

 Illinois Finance Authority Revenue, 6.125%,

 11/15/25

   2,591,050

   6,000,000

 NR/NR

 Illinois Finance Authority Revenue, 8.25%, 5/15/45

   6,446,880

   2,500,000

 NR/NR

 Illinois Finance Authority Revenue, 8.25%, 2/15/46

   2,726,675

   2,170,000

 NR/NR

 Southwestern Illinois Development Authority Revenue, 5.625%, 11/1/26

   1,841,744

 $ 21,170,399

 Indiana - 0.9%

   250,000

 NR/NR

 City of Carmel Indiana Nursing Home Revenue, 7.0%, 11/15/32

 $ 269,247

   750,000

 NR/NR

 City of Carmel Indiana Nursing Home Revenue, 7.125%, 11/15/42

   807,465

   500,000

 NR/NR

 City of Carmel Indiana Nursing Home Revenue, 7.125%, 11/15/47

   536,390

   250,000

 NR/Baa3

 East Chicago Indiana Exempt Facilities Revenue, 7.0%, 1/1/14

   251,355

   1,805,000

 NR/NR

 Vincennes Industrial Economic Development Revenue, 6.25%, 1/1/24

   1,105,563

 $ 2,970,020

 Kansas - 0.3%

   1,000,000

 NR/A2

 Kansas Development Finance Authority Revenue, 5.0%, 5/15/35

 $ 1,085,570

 Louisiana - 5.9%

   5,000,000

 BBB-/Baa2

 Jefferson Parish Hospital Service Revenue, 6.375%, 7/1/41

 $ 5,860,400

   2,500,000

 BBB-/Baa3

 Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 6.75%, 11/1/32

   2,806,250

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Louisiana - (continued)

   6,000,000

 NR/Baa1

 Louisiana Public Facilities Authority Revenue, 5.5%, 5/15/47

 $  6,375,540

   750,000

 BBB-/NR

 Opelousas Louisiana General Hospital Authority Revenue, 5.75%, 10/1/23

   768,322

   2,915,000

 A-/A3

 Tobacco Settlement Financing Corp. Revenue, 5.875%, 5/15/39

   2,973,271

 $ 18,783,783

 Maine - 0.6%

   1,500,000

 NR/Baa3

 Maine Health & Higher Educational Facilities Authority Revenue, 7.5%, 7/1/32

 $ 1,903,680

 Maryland - 1.7%

   460,000

 NR/NR

 Maryland Health & Higher Educational Facilities Authority Revenue, 5.25%, 1/1/27

 $ 455,957

   1,250,000

 NR/NR

 Maryland Health & Higher Educational Facilities Authority Revenue, 5.3%, 1/1/37

   1,187,863

   1,250,000

 NR/Baa3

 Maryland Health & Higher Educational Facilities Authority Revenue, 5.75%, 7/1/38

   1,349,362

   2,000,000

 NR/NR

 Maryland Health & Higher Educational Facilities Authority Revenue, 6.25%, 1/1/45

   2,299,600

 $ 5,292,782

 Massachusetts - 9.1%

   595,000

 BB/NR

 Massachusetts Development Finance Agency Revenue, 5.25%, 10/1/18

 $ 595,179

   8,000,000

 A/WR

 Massachusetts Development Finance Agency Revenue, 5.75%, 1/1/42

   10,641,600

   1,845,000

 NR/NR

 Massachusetts Development Finance Agency Revenue, 7.1%, 7/1/32

   1,845,849

   2,195,000

 BBB-/Baa3

 Massachusetts Health & Educational Facilities Authority Revenue, 5.375%, 7/15/28

   2,196,185

   2,000,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority Revenue, 5.5%, 7/1/32

   2,894,340

   3,420,000(a)

 NR/NR

 Massachusetts Health & Educational Facilities Authority Revenue, 6.5%, 1/15/38

   17,647

   10,760,000

 AA-/Aa3

 Massachusetts Housing Finance Agency Revenue, 5.35%, 12/1/45

   10,801,749

 $ 28,992,549

 Michigan - 1.7%

   2,000,000

 NR/Ba1

 Flint Michigan Hospital Building Authority Revenue, 7.375%, 7/1/35

 $ 2,343,160

   2,235,000

 BB+/NR

 Kent Hospital Finance Authority Revenue, 6.25%, 7/1/40

   2,323,842

   675,000

 NR/NR

 Michigan Public Educational Facilities Authority Revenue, 7.0%, 10/1/36

   697,079

 $ 5,364,081

 Minnesota - 0.4%

   1,000,000

 NR/NR

 Port Authority of the City of Bloomington, Minnesota Recovery Zone Facility Revenue, 9.0%, 12/1/35

 $ 1,191,310

 Missouri - 1.3%

   1,000,000

 NR/NR

 Kansas City Tax Increment Financing Commission Tax Increment Revenue, 6.5%, 6/1/25

 $ 1,038,890

   1,500,000(a)(d)

 NR/Ca

 St. Louis Industrial Development Authority Revenue, 7.2%, 12/15/28

   569,640

   6,640,000(a)(d)

 NR/Ca

 St. Louis Industrial Development Authority Revenue, 7.25%, 12/15/35

   2,521,606

 $ 4,130,136

 Montana - 0.7%

   2,445,000(e)

 NR/NR

 Hardin Increment Industrial Infrastructure Development Revenue, 0.0%, 9/1/31

 $ 2,079,155

   1,000,000(a)(d)

 NR/NR

 Two Rivers Authority Inc., Project Revenue, 7.375%, 11/1/27

   148,460

 $ 2,227,615

 Nevada - 1.5%

   4,500,000

 A-/A3

 Reno Nevada Hospital Revenue, 5.25%, 6/1/41

 $ 4,734,810

 New Hampshire - 0.4%

   1,125,000

 NR/NR

 New Hampshire Health & Education Facilities Authority Revenue, 5.875%, 7/1/34

 $ 1,165,230

 New Jersey - 12.0%

   2,500,000

 NR/NR

 Burlington County New Jersey Bridge Commission Revenue, 5.625%, 1/1/38

 $ 2,597,475

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 New Jersey - (continued)

   1,500,000

 NR/NR

 New Jersey Economic Development Authority Revenue, 10.5%, 6/1/32 (144A)

 $  1,650,660

   7,500,000

 B/B3

 New Jersey Economic Development Authority Revenue, 5.75%, 9/15/27

   7,729,875

   3,500,000

 AA-/WR

 New Jersey State Turnpike Authority Transportation Revenue, RIB, 10.569%, 7/1/23 (144A)

   6,419,665

   15,375,000(e)

 AA+/Aa1

 New Jersey Transportation Trust Fund Authority Revenue, 0.0%, 12/15/27

   8,730,540

   1,000,000(b)

 AA+/Aaa

 Tobacco Settlement Financing Corp., Revenue, 6.25%, 6/1/43

   1,025,080

   5,000,000(b)

 AA+/Aaa

 Tobacco Settlement Financing Corp., Revenue, 7.0%, 6/1/41

   5,140,800

   2,000,000

 B-/B1

 Tobacco Settlement Financing Corp., Revenue, 4.625%, 6/1/26

   1,940,000

   3,250,000(b)

 AA+/Aaa

 Tobacco Settlement Financing Corp., Revenue, 6.75%, 6/1/39

   3,338,042

 $ 38,572,137

 New York - 8.1%

   1,730,000

 NR/NR

 Dutchess County Industrial Development Agency, 7.5%, 3/1/29

 $ 1,776,329

   7,000,000

 BB/B2

 New York City Industrial Development Agency Revenue, 5.25%, 12/1/32

   7,000,140

   3,950,000

 BB/B2

 New York City Industrial Development Agency Revenue, 7.625%, 12/1/32

   4,049,106

   5,000,000

 AAA/Aaa

 New York State Dormitory Authority Revenue, 5.0%, 10/1/41

   5,829,150

   2,000,000

 NR/Ba1

 New York State Dormitory Authority Revenue, 6.125%, 12/1/29

   2,230,780

   5,000,000

 AAA/Aaa

 New York State Environmental Facilities Corp. Water Revenue, 5.0%, 6/15/33

   5,094,150

 $ 25,979,655

 North Carolina - 1.6%

   5,010,000

 NR/NR

 Charlotte North Carolina Special Facilities Revenue, 7.75%, 2/1/28

 $ 5,017,315

 Ohio - 1.9%

   1,500,000

 NR/NR

 Adams County Hospital Facilities Revenue, 6.5%, 9/1/36

 $ 1,190,970

   5,000,000

 B-/B3

 Buckeye Tobacco Settlement Financing Authority Revenue, 6.5%, 6/1/47

   4,865,800

 $ 6,056,770

 Oklahoma - 1.7%

          2,220,000

 NR/WR

 Tulsa Municipal Airport Trust Revenue,

 6.25%, 6/1/20

 $ 2,225,794

   3,000,000(c)

 NR/WR

 Tulsa Municipal Airport Trust Revenue,

 7.75%, 6/1/35

   3,300,600

 $ 5,526,394

 Oregon - 0.7%

   2,000,000

 A-/NR

 Oregon State Facilities Authority Revenue, 5.25%, 10/1/40

 $ 2,198,620

 Pennsylvania - 5.5%

   2,000,000

 BBB-/Ba1

 Pennsylvania Economic Development Financing Authority Revenue, 4.625%, 12/1/18

 $ 2,032,660

   5,000,000

 B-/Caa2

 Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue,

 6.0%, 6/1/31

   5,000,150

   5,000,000

 A-/A3

 Pennsylvania Turnpike Commission, 5.3%, 12/1/41

   5,509,100

   5,000,000

 BBB-/Ba1

 Philadelphia Hospitals & Higher Education Facilities Authority Revenue, 5.0%, 7/1/34

   5,111,050

 $ 17,652,960

 Rhode Island - 3.6%

   1,385,000(d)

 NR/NR

 Central Falls Rhode Island Detention Facility Corp., Revenue, 7.25%, 7/15/35

 $ 1,193,399

   1,500,000

 NR/NR

 Rhode Island Health & Educational Building Corp., Revenue, 8.375%, 1/1/46

   1,782,510

   8,285,000

 BB/Ba1

 Tobacco Settlement Financing Corp., Revenue, 6.25%, 6/1/42

   8,396,930

 $ 11,372,839

 South Carolina - 4.6%

   8,000,000(b)

 BBB+/Baa1

 South Carolina Jobs Economic Development Authority Revenue, 6.375%, 8/1/34

 $ 8,281,698

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 South Carolina - (continued)

   4,400,000(f)

 BBB/WR

 Tobacco Settlement Revenue Management Authority, 6.375%, 5/15/30

 $   6,385,632

 $ 14,667,330

 Tennessee - 2.9%

   5,000,000

 BBB+/Baa1

 Johnson City Health & Educational Facilities Board Hospital Revenue, 6.5%, 7/1/38

 $ 6,011,200

   3,000,000

 BBB+/NR

 Sullivan County Health, Educational & Housing Facilities Board Revenue, 5.25%, 9/1/36

   3,163,170

 $ 9,174,370

 Texas - 15.1%

   2,400,000

 BB+/Ba1

 Central Texas Regional Mobility Authority Revenue, 6.75%, 1/1/41

 $ 2,798,016

   2,663,453(a)(d)

 NR/NR

 Gulf Coast Industrial Development Authority Revenue, 7.0%, 12/1/36

   24,610

   10,000,000

 B/B3

 Houston Texas Airport System Special Facilities Revenue, 6.75%, 7/1/29

   10,040,700

   595,000

 NR/NR

 IAH Public Facility Corp., Facilities Revenue, Series 2006, 6.0%, 5/1/16

   580,554

   1,000,000

 NR/NR

 IAH Public Facility Corp., Facilities Revenue, Series 2006, 6.0%, 5/1/21

   907,870

   1,350,000

 NR/NR

 IAH Public Facility Corp., Facilities Revenue, Series 2006, 6.125%, 5/1/26

   1,187,312

   3,000,000

 NR/NR

 Jefferson County Industrial Development Corp., Revenue, 8.25%, 7/1/32

   3,069,240

   2,240,000

 AA-/Aa3

 Lower Colorado River Authority Power Revenue, 5.0%, 5/15/31

   2,243,494

   845,000

 NR/NR

 Lubbock Health Facilities Development Corp. Nursing Home Revenue, 6.5%, 7/1/26

   892,903

   2,000,000

 NR/NR

 Lubbock Health Facilities Development Corp., Nursing Home Revenue, 6.625%, 7/1/36

   2,094,440

   9,750,000

 BBB+/A3

 North Texas Tollway Authority Transportation Revenue, 5.75%, 1/1/33

   10,880,805

   1,711,000

 NR/Aaa

 Panhandle Regional Housing Finance Corp., Multifamily Housing Revenue, 6.6%, 7/20/31

   1,799,715

   1,500,000

 NR/NR

 Red River Health Facilities Development Corp., Revenue, 8.0%, 11/15/41

   1,746,585

   1,000,000

 A+/A1

 Richardson Hospital Authority Revenue, 6.0%, 12/1/34

   1,024,240

   3,000,000

 NR/NR

 Sanger Industrial Development Corp., Revenue, 8.0%, 7/1/38

   3,205,650

   1,000,000

 NR/NR

 Tarrant County Cultural Education Facilities Finance Corp., Revenue, 8.125%, 11/15/39

   1,118,130

   1,500,000

 NR/NR

 Tarrant County Cultural Education Facilities Finance Corp., Revenue, 8.25%, 11/15/44

   1,683,150

   1,000,000(a)(d)

 D/NR

 Texas Midwest Public Facility Corp. Revenue, 9.0%, 10/1/30

   407,500

   2,500,000

 NR/NR

 Travis County Health Facilities Development Corp., Revenue, 7.125%, 1/1/46

   2,672,150

 $ 48,377,064

 Virginia - 0.8%

   2,000,000

 BBB+/Baa1

 Washington County Industrial Development Authority Revenue, 7.75%, 7/1/38

 $ 2,484,580

 Washington - 4.2%

   1,125,000

 BBB/A3

 Tobacco Settlement Authority Revenue,

 6.5%, 6/1/26

 $ 1,158,728

   1,500,000

 NR/Baa3

 Washington State Health Care Facilities Authority Revenue, 5.5%, 12/1/39

   1,606,125

   2,000,000

 BBB/Baa2

 Washington State Health Care Facilities Authority Revenue, 6.125%, 8/15/37

   2,198,880

   2,000,000

 BBB/Baa2

 Washington State Health Care Facilities Authority Revenue, 6.25%, 8/15/42

   2,198,700

   5,000,000

 NR/NR

 Washington State Housing Finance Committee Nonprofit Revenue, 5.625%, 1/1/27

   5,066,850

   1,100,000

 NR/NR

 Washington State Housing Finance Committee Nonprofit Revenue, 6.75%, 10/1/47

   1,098,383

 $ 13,327,666

 West Virginia - 0.9%

   2,000,000

 NR/NR

 City of Philippi, 7.75%, 10/1/44

 $ 2,049,060

   750,000

 NR/NR

 West Virginia Hospital Finance Authority Hospital Revenue, 9.125%, 10/1/41

   947,693

 $ 2,996,753

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Wisconsin - 3.1%

   2,900,000(g)

 NR/NR

 Aztalan Township, 7.5%, 5/1/18

 $                –

   2,500,000

 NR/NR

 Wisconsin Public Finance Authority Continuing Care Retirement Community Revenue, 8.25%, 6/1/46

   3,008,575

   1,000,000(b)

 NR/NR

 Wisconsin State Health & Educational Facilities  Authority Revenue, 6.125%, 4/1/24

   1,068,230

   1,000,000(b)

 NR/NR

 Wisconsin State Health & Educational Facilities Authority Revenue, 6.25%, 4/1/34

   1,069,790

   1,500,000

 A+/A1

 Wisconsin State Health & Educational Facilities Authority Revenue, 6.625%, 2/15/39

   1,761,645

   1,500,000

 NR/NR

 Wisconsin State Public Finance Authority Revenue, 8.375%, 6/1/20

   1,518,660

   1,500,000

 NR/NR

 Wisconsin State Public Finance Authority Revenue, 8.625%, 6/1/47

   1,617,615

 $ 10,044,515

 TOTAL TAX EXEMPT OBLIGATIONS

 (Cost $395,863,796)

 $ 441,390,353

 MUNICIPAL COLLATERALIZED DEBT OBLIGATION -  2.6% of Net Assets

   13,000,000(c)(d)

 NR/NR

 Non-Profit Preferred Funding Trust I, 6.75%, 9/15/37 (144A)

 $ 8,273,850

 TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION

 (Cost  $13,000,000)

 $ 8,273,850

 TAX EXEMPT MONEY MARKET MUTUAL FUND -  3.4% of Net Assets

   11,000,000

 NR/NR

 BlackRock Liquidity Funds MuniFund Portfolio

 $ 11,000,000

 TOTAL TAX EXEMPT MONEY MARKET MUTUAL FUND

 (Cost  $11,000,000)

 $ 11,000,000

 TOTAL INVESTMENTS IN SECURITIES - 143.9%

 (Cost - $419,863,796) (h)(i)

 $ 460,664,203

 OTHER ASSETS AND LIABILITIES -3.0%

 $ 9,562,203

 PREFERRED SHARES AT REDEMPTION VALUE,

 INCLUDING DIVIDENDS PAYABLE - (46.8)%

 $ (150,000,000)

 NET ASSETS APPLICABLE TO

 COMMON SHAREOWNERS -100.0%

 $ 320,226,406

 NR

 Security not rated by S&P or Moody's.

 WR

 Rating withdrawn by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2012, the value of these securities amounted to $30,541,651, or 9.5% of total net assets applicable to common shareowners.

 RIB

 Residual Interest Bond.  The interest rate is subject to change periodically and inversely based upon prevailing market rates.  The interest rate shown is the rate at December 31, 2012.

 GO

 General Obligation.

 (a)

 Security is in default and is non income producing.

 (b)

Prerefunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

 (c)

 The interest rate is subject to change periodically. The interest is shown is the rate at December 31, 2012.

 (d)

Indicates a security that has been deemed as illiquid.  The aggregate cost of illiquid securities is $27,047,644.  The aggregate fair value of $13,139,065 represents 4.1% of total net assets applicable to common shareowners.

 (e)

 Security issued with a zero coupon.  Income is recognized through accretion of discount.

 (f)

 Escrow to maturity.

 (g)

 Security is valued using fair value methods.

 (h)

 The concentration of investments by type of obligation/market sector is as follows :

    Insured

 FSA

 6.1

 %

 AMBAC GO OF INSTN

 2.3

 FSA-CR

 2.3

 BHAC-CR MBIA

 1.9

 AMBAC

 1.0

 GO OF INSTN

 0.6

 AGM

 0.5

 GNMA COLL

 0.4

 ASSURED GTY

 0.4

 NATL-RE

 0.2

    Revenue Bonds:

 Health Revenue

 18.9

 Tobacco Revenue

 13.7

 Facilities Revenue

 13.7

 Development Revenue

 11.2

 Other Revenue

 8.6

 Airport Revenue

 4.8

 Education Revenue

 4.8

 Transportation Revenue

 3.6

 Water Revenue

 3.0

 Pollution Control Revenue

 2.0

 Utilities Revenue

 0.0

 *

 100.0

 %

 (i)

 At December 31, 2012, the net unrealized gain on investments based on cost for federal tax purposes of $419,863,796 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $ 58,518,413

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

   (17,718,006)

 Net unrealized gain

 $ 40,800,407

 For financial reporting purposes net unrealized gain on investments was

 $ 40,800,407 and cost of investments aggregated  $419,863,796.

 Various inputs are used in determining the value of the Trust's investments.

 These inputs are summarized in the three broad levels below.

 Level 1 - quoted prices in active markets for identical securities

 Level 2 - other significant observable inputs (including quoted prices for similar securities,

 interest rates, prepayment speeds credit risks, etc.)

 Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2,

 and securities valued using fair value methods

 (other than prices supplied by independent pricing services) as level 3.

 The following is a summary of the inputs used as of December 31, 2012, in valuing the Trust's investments.

 Level 1

 Level 2

 Level 3

 Total

 Tax exempt obligations

$
–

$
441,390,353

$
–

$
441,390,353

 Municipal collateralized debt obligation

–

8,273,850

–

8,273,850

 Tax exempt money market mutual fund

11,000,000

–

–

11,000,000

 Total

$
11,000,000

$
449,664,203

$
–

$
460,664,203

 The following is a reconciliation of assets valued using significant unobservable inputs (level 3):

 Balance

 Realized

 Change in

 Purchases

 Sales

 Accrued

 Transfers

 Transfers

 Balance

 as of

 gain

 Unrealized

 discounts/

 in to

 out of

 as of

 3/31/2012

 (loss)

 appreciation

 premiums

 Level 3*

 Level 3*

 12/31/12

 (depreciation)

 Tax exempt obligations

–

$
–

$
–

$
–

$–

 –

$–
$–
$–**

 Total

–

$
–

$
–

$
–

$–

 –

$–
$–
$–**

 *  Transfers are calculated on the end of period value.

 **  Azatlan Township is fair valued at $0.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Municipal High Income Advantage Trust By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date March 1, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date March 1, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date March 1, 2013 * Print the name and title of each signing officer under his or her signature.